RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)			1 Months Ended					12 Months Ended
	Dec. 12, 2020	Jan. 12, 2018	Sep. 30, 2021	May 28, 2021	Jan. 31, 2021	Dec. 28, 2020	Nov. 17, 2017	Dec. 31, 2021	Dec. 31, 2020
Agreement description						Company entered into a patent license agreement with Jadi Cell, LLC, a company owned and controlled by Dr. Amit Patel, a former director of the Company
Proceeds from director				$ 150,000
Proceeds from chairman				$ 50,000
Debt interest rate				5.00%
Series A preferred stock issued		3,000,000
Cancellation of debt		$ 150,000
Preferred stock surrender and exchange description		Mr. Warbington surrendered the Series A Preferred Stock to the Company in December 2021 immediately prior to the closing of the Company’s public offering in exchange for $150,000 plus 8% interest on such amount from January 2018 until the date of surrender
Common stock issued								6,338,872	1,537,082
Preferred Stock Series A [Member]
Reimbursement of management fees							$ 45,000
Percentage of Common Stock							30.00%
Number of Trading days							20 years
Agreement Notice period							30 years
Amounts due under the arrangement									$ 18,782
Long-term Purchase Commitment, Amount	$ 100,000		$ 40,000		$ 50,000				50,000
Cash payment	$ 50,000		$ 300,000		$ 300,000			$ 300,000	$ 300,000
Issuance of shares of common stock	6,667		84,656		89,286				133
Series C Preferred Stock
License fee						$ 250,000
Common stock issued						180,180